Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Australia — 31.7%
Materials— 31.7%
Allkem*	3,053	$27,761
BHP Group ADR	3,967	228,063
Calix*	3,152	7,839
Firefinch*(A)(B)	7,320	47
Glencore PLC	40,131	214,316
IGO	3,625	32,681
Iluka Resources	2,809	15,518
Lynas Rare Earths*	4,904	22,836
Mineral Resources	890	41,231
Northern Star Resources	5,333	41,136
Pilbara Minerals	13,047	39,461
South32	19,854	43,719
		714,608
		714,608
Canada — 8.0%
Communication Services— 2.9%
Cameco	1,760	65,043

Energy— 0.5%
Denison Mines*	8,206	11,524

Health Care— 0.4%
Neo Performance Materials	1,291	8,788

Materials— 4.2%
Altius Minerals	637	10,377
Teck Resources, Cl B	2,067	85,409
		95,786
		181,141
Chile — 4.4%
Industrials— 3.1%
Sociedad Quimica y Minera de Chile ADR	1,111	69,538

Materials— 1.3%
Lundin Mining	3,826	29,636
		99,174
China — 11.6%
Industrials— 0.8%
JL Mag Rare-Earth, Cl H	13,600	17,829
Description	Shares	Fair Value

China — continued
Materials— 10.8%
Aluminum Corp of China, Cl H	122,000	$58,964
CMOC Group, Cl H	114,000	68,181
Ganfeng Lithium Group, Cl H	11,000	52,603
Jinchuan Group International Resources	193,000	9,722
South Manganese Investment*(A)(B)	44,000	—
Tianqi Lithium, Cl H	9,800	53,738
		243,208
		261,037
France — 0.7%
Materials— 0.7%
Eramet	193	14,841

Ireland — 0.4%
Materials— 0.4%
Kenmare Resources	1,707	8,847

Japan — 1.7%
Industrials— 0.4%
Alconix	900	8,562

Materials— 1.3%
Daiki Aluminium Industry	900	8,902
Toho Titanium	800	10,858
UACJ	500	10,767
		30,527
		39,089
Mexico — 9.9%
Materials— 9.9%
Southern Copper	2,772	223,589

Netherlands — 0.5%
Materials— 0.5%
AMG Critical Materials	329	11,187

South Africa — 5.4%
Financials— 0.7%
African Rainbow Minerals	1,590	15,031

Materials— 4.7%
Anglo American Platinum	1,188	41,477
Impala Platinum Holdings	4,869	25,061

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

South Africa — continued
Materials— continued
Northam Platinum Holdings	2,589	$17,023
Sibanye Stillwater ADR	3,738	22,615
		106,176
		121,207
United States — 21.2%
Energy— 1.1%
Energy Fuels*	1,617	11,509
Uranium Energy *	3,055	13,198
		24,707
Materials— 20.1%
Albemarle	467	92,798
Alcoa	926	27,854
Century Aluminum*	1,271	9,456
Constellium, Cl A*	969	17,442
Freeport-McMoRan, Cl B	5,555	221,700
Kaiser Aluminum	159	12,071
Lifezone Metals*	842	12,041
Livent*	980	21,041
MP Materials*	1,029	21,547
Tronox Holdings	1,210	16,504
		452,454
		477,161
Zambia — 3.4%
Materials— 3.4%
First Quantum Minerals	2,870	77,003

Total Common Stock
(Cost $2,433,603)		2,228,884
SHORT-TERM INVESTMENT — 0.6%
Invesco Government &
Agency Portfolio,
Cl Institutional 5.250%(C)
(Cost $12,481)	12,481	12,481

Total Investments - 99.5%
(Cost $2,446,084)		$2,241,365

Percentages are based on net assets of $2,253,529.

*	Non-Income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.
(C)	The rate shown is the 7-day effective yield as of August 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

OPT-QH-001-0300